Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 13.	Employee Benefit Plans

The Company has a defined contribution plan (the Plan) qualifying under IRS Code Section 401(k). Eligible participants in the Plan can contribute up to the maximum percentage allowable not to exceed the dollar limit under IRC Section 401(k). The Company matches 100% of the first six percent of an employee’s contribution.  For the years ended December 31, 2014 and 2013, the Company contributed $154,958 and $150,093 to the Plan, respectively.

The Company has a Supplemental Retirement Benefit Plan (SERP) to provide future compensation to certain members of management upon retirement.  Under plan provisions, payments projected to range from $50,827 to $89,914, per year, are payable for the life of the executive, generally beginning at age 65. The liability accrued for the compensation under the plan was $908,484 and $783,041 at December 31, 2014 and 2013, respectively.  Employee benefits expense, an actuarially determined amount, was $145,279 and $133,229 for the years ended December 31, 2014 and 2013, respectively. Benefits paid during the years ended December 31, 2014 and 2013, amounted to $19,836 each year. The assumed discount rate for the plan was 5.25% and 5.5% at December 31, 2014 and 2013, respectively.

The Company also has a deferred compensation plan under which directors may elect to defer their directors’ fees. Participating directors receive an additional 30% matching contribution and will be paid an annual benefit for a specified number of years after retirement, generally beginning at age 65. The maximum payout period is ten years. The liability accrued for deferred directors’ fees was $968,398 and $851,751 at December 31, 2014 and 2013, respectively.  Deferred directors’ fees expensed under the plan for the years ended December 31, 2014 and 2013 were $131,310 and $141,166, respectively. Benefits of $14,663 and $14,814 were paid out during the years ended December 31, 2014 and 2013, respectively.

The Company has purchased and is the primary beneficiary of life insurance policies indirectly related to the Supplemental Retirement Benefit Plan and the directors’ deferred compensation liability. The cash value of the life insurance policies totaled $5,623,087 and $5,462,336 at December 31, 2014 and 2013, respectively. In December of 2014, life insurance proceeds of $419,150 were accrued upon the death of a former officer of the Company. The proceeds were received in February of 2015.